Cover	Oct. 12, 2020
Document Information [Line Items]
Entity Registrant Name	Noble Corp plc
Amendment Flag	false
Entity Central Index Key	0001458891
Document Type	8-K
Document Period End Date	Oct. 12, 2020
Entity Incorporation State Country Code	X0
Entity File Number	001-36211
Entity Tax Identification Number	98-0619597
Entity Address, Address Line One	10 Brook Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 1BG
City Area Code	281
Local Phone Number	276-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Shares, Nominal Value $0.01 per Share
Trading Symbol	NEBLQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
NOBLE CORPORATION
Document Information [Line Items]
Entity Registrant Name	NOBLE CORP
Entity Central Index Key	0001169055
Entity Incorporation State Country Code	E9
Entity File Number	001-31306
Entity Tax Identification Number	98-0366361
Entity Address, Address Line One	Suite 3D, Landmark Square
Entity Address, Address Line Two	64 Earth Close
Entity Address, Address Line Three	P.O. Box 31327
Entity Address, City or Town	Georgetown, Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY-1 1206
City Area Code	345
Local Phone Number	938-0293